Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Strategic transactions and programs
Impairment of intangible and tangible assets	€ 10,861	€ 1,417	€ 12,468	€ 2,464
Impairment resulting from the measurement of assets held for sale	2,846	(3,375)	8,864	120,177
Loss from the sale of business		84,059		109,047
Other	2,269	25,374	19,527	30,742
Expenses from strategic transactions and programs	15,976	107,475	40,859	262,430
Legacy Portfolio Optimization
Strategic transactions and programs
Impairment of intangible and tangible assets	10,540		12,147
Impairment resulting from the measurement of assets held for sale	2,846	(3,375)	8,864	120,177
Loss from the sale of business		84,059		109,047
Other	1,116	23,321	18,065	27,473
FME25+ Program
Strategic transactions and programs
Impairment of intangible and tangible assets	321	1,417	321	2,464
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 1,153	€ 2,053	€ 1,462	€ 3,269